Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Unrecognized tax benefit at beginning of year	$ 128	$ 131	$ 118
Additions based on tax positions related to the current year		2	9
Additions for tax positions of prior years			13
Reductions for lapse of applicable statutes of limitations	(1)	(5)	(9)
Unrecognized tax benefit at end of year	$ 127	$ 128	$ 131